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                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                                  SUPPLEMENT
                           DATED SEPTEMBER 22, 1997
                                    TO THE
                        PROSPECTUS DATED APRIL 30, 1997
                                   FOR THE
                        VANGUARD VARIABLE ANNUITY PLAN

                                  OFFERED BY
                FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)

In connection with the information on prospectus page 16 (relating to purchase payments by wire), please be aware of the following supplemental information:

Effective immediately, money should be wired to:

               CORESTATES BANK N.A.
               ABA 031000011
               DEPOSIT ACCOUNT NUMBER 1412652296
               FIRST PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
               CONTRACT NUMBER
               CONTRACT REGISTRATION

For an Initial Purchase Payment, please complete the Vanguard Variable Annuity Plan Application and mail it to the Vanguard Variable Annuity Center, P.O. Box 1103, Valley Forge, PA 19482-1103, prior to completing wire arrangements.